March 3, 2000



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filings - Rule 497(j)

     Re:  General New York Municipal Bond Fund, Inc.
          CIK No. 0000750002
          1940 Act File No. 811-4074
          Registration Statement File No. 2-92285

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 25 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 2000.

     Please address any comments or questions to the undersigned at (212) 922-6785.

                                    Very truly yours,



                                    /s/Gina Martone
                                    Gina M. Martone
                                    Paralegal


GMM:kwm
Enclosure


cc:  J. Farragher